Revenue and Other Operating Income	12 Months Ended
Dec. 31, 2018
Default Root [Abstract]
Revenue and Other Operating Income

28.REVENUE AND OTHER OPERATING INCOME

The detail of revenue presented in the statement of comprehensive income for the years ended December 31, 2018, 2017 and 2016, is as follows:

	For the years ended December 31,
Revenues	2018 ThUS$	2017 ThUS$	2016 ThUS$

Energy sales (1)	10,929,523	8,559,077	6,350,968

Generation	2,123,166	1,895,791	1,686,495
Regulated customers	650,264	509,051	472,319
Unregulated customers	989,311	1,017,225	706,786
Spot market sales	464,030	348,105	472,921
Other customers	19,561	21,410	34,469
Distribution	8,806,357	6,663,286	4,664,473
Residential	4,485,696	2,945,036	2,091,103
Business	2,238,278	1,669,289	1,313,902
Industrial	914,056	706,385	546,028
Other customers	1,168,327	1,342,576	713,440

Other sales	48,968	44,194	52,312
Gas sales	36,304	33,541	32,310
Sales of goods and services	12,664	10,653	20,002

Revenue from other services	1,140,643	885,995	604,628
Tolls and transmission	861,717	625,993	433,236
Metering equipment leases	130	128	110
Public lighting	4,097	4,427	7,521
Verifications and connections	10,985	18,270	11,108
Engineering and consulting services	683	170	4,817
Rental of public lighting infrastructure	132,736	110,804	55,487
Other services	130,295	126,203	92,349

Total revenues	12,119,134	9,489,266	7,007,908

	For the years ended December 31,
Other Operating Income	2018 ThUS$	2017 ThUS$	2016 ThUS$

Revenue from construction contracts	833,313	753,389	399,408
Other income (2)	231,615	195,348	235,266

Total other operating income	1,064,928	948,737	634,674
(1)

In Argentina, on February 1, 2017, the ENRE issued Resolution No. 64/2017, regarding the Comprehensive Tariff Review (RTI), which updates the rate retroactively as of January 2017. The effects recognized by this resolution in the year ended December 31, 2018 were ThUS$1,174,150 (ThUS$ 327,408 for the year ended December 31, 2017).

(2)

The other income includes ThUS$0,  ThUS$67 and ThUS$87,603 for the years ended December 31, 2018, 2017 and 2016, respectively, related to the availability contracts that our subsidiary Enel Generación Costanera entered into with CAMMESA in December 2012.